INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES	NOTE 5 - INVENTORIES
	December 31,
	2011	2010

Raw materials	$10,339,201	$21,436,186
Work-in-progress	231,746	450,022
Finished goods	6,651,717	6,063,573
Inventories	$17,222,664	$27,949,781